Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,907,513.22
Previously Paid Amount	0.00
Total Fee Amount	1,782.53
Total Offset Amount	0.00
Net Fee	$ 1,782.53
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A